APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2026
Approval Of Consolidated Financial Statements
APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
29.	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
These consolidated financial statements were approved by the board of directors for issue on August 14, 2026.